Share-based plans - Subsidiary stock incentive plan (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) subsidiary plan item shares	Dec. 31, 2014 item	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Share-based payment transaction
Number of acquisitions		2
Number of subsidiaries authorized to issue units | plan	2
Subsidiary stock incentive plans
Share-based payment transaction
Number of shares authorized | shares	116,103,806
Number of vesting conditions	2
Unrecognized compensation costs | €	€ 2,041		€ 13,820	€ 15,721
Recognition period of unrecognized compensation costs	1 year 3 months 18 days
Subsidiary stock incentive plans, service condition awards
Share-based payment transaction
Percentage of awards to total awards	80.00%
Vesting period	4 years
Subsidiary stock incentive plans, performance condition awards
Share-based payment transaction
Percentage of awards to total awards	20.00%
Vesting period	6 years
Percentage of awards that will vest upon achievement of targets	50.00%
Number of subsidiaries which performance awards will vest upon successful completion of initial public offering in share-based payment arrangement | subsidiary	1
Subsidiary stock incentive plans, performance condition awards | 2019
Share-based payment transaction
Percentage of awards that will vest upon achievement of targets	50.00%